Share-based Payments - Summary of Changes in the Number of Stock Options and the Weighted-Average Exercise Price (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning	284,209	398,856
Grant	258,509	1,716,541
Expired	(155,286)	(264,286)
Exercised	(128,923)	(1,566,902)
Ending	258,509	284,209
14th grant [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning	0	398,856
Grant		0
Expired		(264,286)
Exercised		(134,570)
Ending		0
15th grant
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning	284,209
Grant	0	284,209
Expired	(155,286)
Exercised	(128,923)
Ending	0	284,209
Employee wage negotiation [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant		1,432,332
Exercised		(1,432,332)
16th grant
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant	258,509
Ending	258,509